CURRENT RECEIVABLES AND OTHER CURRENT ASSETS (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of financial assets [line items]
Trade receivables	€ 231,439	€ 211,399
Receivables from financing activities	966,448	878,496
Current tax receivables	21,078	128,234
Other current assets	92,830	64,295
Total	1,311,795	1,282,424
Reconciliation of changes in other provisions [abstract]
Provisions, beginning balance	24,346
Provisions, ending balance	€ 27,171	€ 24,346
Average contractual duration at inception of contracts	67 months
Weighted average interest rate (percent)	6.00%	5.70%
Italian and foreign VAT credits	€ 48,719	€ 20,466
Prepayments	39,856	35,758
Other	4,255	8,071
Other current assets	52,974	28,537
Total current receivables, excluding prepayments	1,271,939	1,246,666
Dealers
Disclosure of financial assets [line items]
Trade receivables	74,589	64,739
FCA Group companies
Disclosure of financial assets [line items]
Trade receivables	49,782	47,882
Sponsorship and commercial activities
Disclosure of financial assets [line items]
Trade receivables	46,375	43,500
Brand activities
Disclosure of financial assets [line items]
Trade receivables	24,937	26,247
Other
Disclosure of financial assets [line items]
Trade receivables	€ 35,756	29,031
Bottom of range
Disclosure of financial assets [line items]
Typical duration of payments due from customers	30 days
Bottom of range | Dealers
Disclosure of financial assets [line items]
Typical duration of payments due from customers	30 days
Top of range
Disclosure of financial assets [line items]
Typical duration of payments due from customers	40 days
Top of range | Dealers
Disclosure of financial assets [line items]
Typical duration of payments due from customers	40 days
Euro
Disclosure of financial assets [line items]
Trade receivables	€ 127,226	128,396
U.S. Dollar
Disclosure of financial assets [line items]
Trade receivables	75,138	68,410
Pound Sterling
Disclosure of financial assets [line items]
Trade receivables	7,238	3,440
Chinese Yuan
Disclosure of financial assets [line items]
Trade receivables	2,101	1,777
Japanese Yen
Disclosure of financial assets [line items]
Trade receivables	11,018	1,571
Other
Disclosure of financial assets [line items]
Trade receivables	8,718	7,805
Overdue
Disclosure of financial assets [line items]
Trade receivables	46,778	36,772
Receivables from financing activities	59,448	53,800
Current tax receivables	0	0
Reconciliation of changes in other provisions [abstract]
Other current assets	0	0
Total current receivables, excluding prepayments	106,226	90,572
Due within one year
Disclosure of financial assets [line items]
Trade receivables	184,613	174,627
Receivables from financing activities	165,164	172,049
Current tax receivables	20,397	127,573
Reconciliation of changes in other provisions [abstract]
Other current assets	52,449	28,036
Total current receivables, excluding prepayments	422,623	502,285
Due between one and five years
Disclosure of financial assets [line items]
Trade receivables	48	0
Receivables from financing activities	683,096	600,615
Current tax receivables	681	661
Reconciliation of changes in other provisions [abstract]
Other current assets	346	494
Total current receivables, excluding prepayments	684,171	601,770
Due beyond five years
Disclosure of financial assets [line items]
Trade receivables	0	0
Receivables from financing activities	58,740	52,032
Current tax receivables	0	0
Reconciliation of changes in other provisions [abstract]
Other current assets	179	7
Total current receivables, excluding prepayments	58,919	52,039
Payment Guarantee
Reconciliation of changes in other provisions [abstract]
Guarantees through third parties	95,304	133,175
Client Financing
Disclosure of financial assets [line items]
Receivables from financing activities	950,842	851,209
Client Financing | Overdue
Disclosure of financial assets [line items]
Receivables from financing activities	59,448	53,800
Client Financing | Due within one year
Disclosure of financial assets [line items]
Receivables from financing activities	161,753	144,762
Client Financing | Due between one and five years
Disclosure of financial assets [line items]
Receivables from financing activities	670,901	600,615
Client Financing | Due beyond five years
Disclosure of financial assets [line items]
Receivables from financing activities	58,740	52,032
Dealer Financing
Disclosure of financial assets [line items]
Receivables from financing activities	€ 15,606	€ 27,287
Dealer Financing | Bottom of range
Disclosure of financial assets [line items]
Typical duration of payments due from customers	1 month
Reconciliation of changes in other provisions [abstract]
Dealer financing receivables, interest rates (percent)	4.50%	4.10%
Dealer Financing | Top of range
Disclosure of financial assets [line items]
Typical duration of payments due from customers	6 months
Reconciliation of changes in other provisions [abstract]
Dealer financing receivables, interest rates (percent)	7.00%	7.00%
Dealer Financing | Overdue
Disclosure of financial assets [line items]
Receivables from financing activities	€ 0	€ 0
Dealer Financing | Due within one year
Disclosure of financial assets [line items]
Receivables from financing activities	3,411	27,287
Dealer Financing | Due between one and five years
Disclosure of financial assets [line items]
Receivables from financing activities	12,195	0
Dealer Financing | Due beyond five years
Disclosure of financial assets [line items]
Receivables from financing activities	0	0
Trade receivables
Reconciliation of changes in other provisions [abstract]
Provisions, beginning balance	24,346	21,993
Provision	2,976	2,737
Use and other changes	(151)	(384)
Provisions, ending balance	27,171	24,346
Loans to consumers
Reconciliation of changes in other provisions [abstract]
Provisions, beginning balance	6,457	6,948
Provision	4,739	2,687
Use and other changes	(3,716)	(3,178)
Provisions, ending balance	€ 7,480	€ 6,457